INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2020
DERIVATIVE LIABILITIES
Schedule of federal income tax
	Years Ended June 30,
	2020	2019

Tax benefit at the statutory rate	$(227,173)	$(1,997,787)
State income taxes, net of federal income tax benefit	410,032	417,669
Non-deductible items	187,821	1,726,651
Non-taxable items	(165,664)	6,882
Change in valuation allowance	(205,016)	(153,415)

Total	$-	$-

Schedule of deferred tax
	June 30,
	2020	2019

Net operating loss carryforward	$632,279	$427,263
Less valuation allowance	(632,279)	(427,263)

Net	$-	$-